Employee Benefits Expenses	12 Months Ended
Dec. 31, 2025
Employee Benefits Expenses [Abstract]
Employee benefits expenses
20.	Employee benefits expenses

	(a)	Employee benefits expenses are made up as follow:

	2025	2024	2023
	S/(000)	S/(000)	S/(000)
Wages and salaries	234,296	186,293	162,252
Social contributions	47,517	39,241	33,868
Workers ‘profit sharing, note 12(b)	45,255	39,142	34,258
Legal bonuses	29,120	27,205	23,013
Vacations	26,186	23,567	22,226
Cessation payments	10,182	12,513	6,308
Long-term incentive plan, note 12	4,925	7,167	7,632
Training	3,447	2,297	1,332
Other	1,993	1,496	1,143
	402,921	338,921	292,032

(b)	Employee benefits expenses are allocated as follows:

	2025	2024	2023
	S/(000)	S/(000)	S/(000)
Cost of sales, note 17	188,685	158,103	125,318
Administrative expenses, note 18	164,987	136,776	125,072
Selling and distribution expenses, note 19	49,030	43,700	41,642
Miscellaneous expenses	219	342	-
	402,921	338,921	292,032